INITIAL PUBLIC OFFERING (Details)	Nov. 12, 2021 $ / shares shares
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	17,250,000
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	2,250,000
Purchase price, per unit | $ / shares	$ 10.00